UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  40 Main Street
          Chatham, New Jersey 07928

13F File Number: 28-10370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100

Signature, Place and Date of Signing:


/s/ Alan Fournier               Chatham, New Jersey            August 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $387,000
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number          Name

1.             28-10536                      Pennant Offshore Partners, Ltd.

2.             28-10768                      Pennant Onshore Qualified, LP

3.             28-10746                      Pennant General Partner, LLC

                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2004
       COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6     COLUMN 7          COLUMN 8

                          TITLE                   VALUE     SHRS OR     SH/  PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
    NAME OF ISSUER      OF CLASS        CUSIP    (X$1000)   PRN AMT     PRN  CALL    DISCRETION    MANAGERS  SOLE       SHARED  NONE
ALLTEL Corporation      Common Stock  020039103  4,050        80,000 0  0    0     SHARED-DEFINED   1,2,3       80,000   0      0
Accredited Home
  Lenders Hld Co.       Common Stock  00437P107  12,105      430,000 0  0    0     SHARED-DEFINED   1,2,3      430,000   0      0
Aetna Inc.              Common Stock  00817Y108  7,650        90,000 0  0    0     SHARED-DEFINED   1,2,3       90,000   0      0
Alleghany Corporation   Common Stock  017175100  5,740        20,000 0  0    0     SHARED-DEFINED   1,2,3       20,000   0      0
American Safety
  Insurance Holdings,
  Ltd                   Common Stock  g02995101  4,563       304,000 0  0    0     SHARED-DEFINED   1,2,3      304,000   0      0
Amerigroup Corporation  Common Stock  03073t102  5,658       115,000 0  0    0     SHARED-DEFINED   1,2,3      115,000   0      0
Ashland Inc.            Common Stock  044204105  5,281       100,000 0  0    0     SHARED-DEFINED   1,2,3      100,000   0      0
BMC Software, Inc.      Common Stock  055921100  8,325       450,000 0  0    0     SHARED-DEFINED   1,2,3      450,000   0      0
Banta Corporation       Common Stock  066821109  13,323      300,000 0  0    0     SHARED-DEFINED   1,2,3      300,000   0      0
Boise Cascade
  Corporation           Common Stock  097383103  12,798      340,000 0  0    0     SHARED-DEFINED   1,2,3      340,000   0      0
CIT Group Inc.          Common Stock  125581108  5,744       150,000 0  0    0     SHARED-DEFINED   1,2,3      150,000   0      0
Capital Lease Funding
  Inc.                  Common Stock  140288101  10,400    1,000,000 0  0    0     SHARED-DEFINED   1,2,3    1,000,000   0      0
Cleveland-Cliffs Inc.   Common Stock  185896107  6,767       120,000 0  0    0     SHARED-DEFINED   1,2,3      120,000   0      0
Commscope Inc.          Common Stock  203372107  13,085      610,000 0  0    0     SHARED-DEFINED   1,2,3      610,000   0      0
Conseco Inc.            Common Stock  208464883  12,338      620,000 0  0    0     SHARED-DEFINED   1,2,3      620,000   0      0
Consol Energy Inc.      Common Stock  20854P109  1,130        31,410 0  0    0     SHARED-DEFINED    2,3        31,410   0      0
Consol Energy Inc.      Common Stock  U20892102  6,585       182,940 0  0    0     SHARED-DEFINED     1        182,940   0      0
Denbury Resources
  Incorporated          Common Stock  247916208  5,238       250,000 0  0    0     SHARED-DEFINED   1,2,3      250,000   0      0
Devon Energy Corp.      Common Stock  25179m103  3,300        50,000 0  0    0     SHARED-DEFINED   1,2,3       50,000   0      0
Federal Home Loan
  Mortgage Company      Common Stock  313400301  10,761      170,000 0  0    0     SHARED-DEFINED   1,2,3      170,000   0      0
Fidelity National
  Financial, Inc.       Common Stock  316326107  7,841       210,000 0  0    0     SHARED-DEFINED   1,2,3      210,000   0      0
Frontier Oil
  Corporation           Common Stock  35914P105  2,755       130,000 0  0    0     SHARED-DEFINED   1,2,3      130,000   0      0
Global SantaFe
  Corporation           Common Stock  g3930e101  2,650       100,000 0  0    0     SHARED-DEFINED   1,2,3      100,000   0      0
Handleman Co.           Common Stock  410252100  20,684      893,100 0  0    0     SHARED-DEFINED   1,2,3      893,100   0      0
Inamed Corp.            Common Stock  453235103  5,655        90,000 0  0    0     SHARED-DEFINED   1,2,3       90,000   0      0
Intercept , Inc. GA     Common Stock  45845l107  9,009       550,000 0  0    0     SHARED-DEFINED   1,2,3      550,000   0      0
Joy Global Inc.         Common Stock  481165108  6,886       230,000 0  0    0     SHARED-DEFINED   1,2,3      230,000   0      0
Kadant Inc.             Common Stock  48282T104  11,565      500,000 0  0    0     SHARED-DEFINED   1,2,3      500,000   0      0
Levitt Corporation
  Florida               Common Stock  52742p108   549         21,300 0  0    0     SHARED-DEFINED   1,2,3       21,300   0      0
MDC Corp Inc            Common Stock  552697104  4,796       400,000 0  0    0     SHARED-DEFINED   1,2,3      400,000   0      0
Massey Energy Company   Common Stock  576206106  11,848      420,000 0  0    0     SHARED-DEFINED   1,2,3      420,000   0      0
McDermott Intl Inc.     Common Stock  580037109  3,048       300,000 0  0    0     SHARED-DEFINED   1,2,3      300,000   0      0
New Frontier Media,
  Inc.                  Common Stock  644398109  2,303       270,000 0  0    0     SHARED-DEFINED   1,2,3      270,000   0      0
Old Republic
  International Corp    Common Stock  680223104  5,693       240,000 0  0    0     SHARED-DEFINED   1,2,3      240,000   0      0
Praecis
  Pharmaceuticals       Common Stock  739421105  3,800     1,000,000 0  0    0     SHARED-DEFINED   1,2,3    1,000,000   0      0
Quanta Capital
  Holdings              Common Stock  G7313F106  3,521       331,570 0  0    0     SHARED-DEFINED     1        331,570   0      0
R.R. Donnelley & Sons
  Company               Common Stock  257867101  11,425      346,000 0  0    0     SHARED-DEFINED   1,2,3      346,000   0      0
RADVision Ltd           Common Stock  M81869105  4,944       399,000 0  0    0     SHARED-DEFINED   1,2,3      399,000   0      0
Rinker Group Ltd        Common Stock  76687m101  16,228      290,000 0  0    0     SHARED-DEFINED   1,2,3      290,000   0      0
Sappi LTD               Common Stock  803069202  8,136       530,000 0  0    0     SHARED-DEFINED   1,2,3      530,000   0      0
Saxon Capital           Common Stock  80556P302  11,415      500,000 0  0    0     SHARED-DEFINED   1,2,3      500,000   0      0
Tommy Hilfiger
  Corporation           Common Stock  g8915z102  10,825      715,000 0  0    0     SHARED-DEFINED   1,2,3      715,000   0      0
United States Steel
  Corp.                 Common Stock  912909108  14,750      420,000 0  0    0     SHARED-DEFINED   1,2,3      420,000   0      0
Universal Stainless &
  Alloy Products        Common Stock  913837100  6,768       623,190 0  0    0     SHARED-DEFINED   1,2,3      623,190   0      0
Viad Corp               Common Stock  92552R109  18,097      670,000 0  0    0     SHARED-DEFINED   1,2,3      670,000   0      0
Washington Group Intl.  Common Stock  938862208  20,640      575,100 0  0    0     SHARED-DEFINED   1,2,3      575,100   0      0
Wyeth                   Common Stock  983024100  6,328       175,000 0  0    0     SHARED-DEFINED   1,2,3      175,000   0      0
                                         Total:  387000

03461.0004 #505062